Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Nov. 03, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	We do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public information and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. We have not adopted a formal policy that dictates the timing of equity award grants. We may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). Stock options may be granted only with an exercise price at or above the closing market price of our common stock on the date of grant.

While we do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information about our Company, the SEC has adopted Item 402(x) of Regulation S-K, which requires companies to disclose certain information in the event stock options were granted within four business days before or one business day after the filing of a 10-Q or 10-K, or the filing or furnishing of an 8-K that discloses material nonpublic information.

We granted certain equity awards to individuals who were named executive officers or directors at the time of grant. These stock option awards were approved by the Compensation Committee in September 2025. The Company did not grant such awards at the time of approval due to a lack of sufficient share reserve under the 2023 Omnibus Equity Incentive Plan. Following a shareholders’ approval in October 2025, the authorized shares under the 2023 Omnibus Equity Incentive Plan was increased. The Company subsequently effected a related registration statement on Form S-8 in late October 2025. The final grants of the approved equity awards happened during the period beginning four business days before and ending one business day after the filing of a current report on Form 8-K. As such, the following tabular disclosure of our 2024 stock option grants is required by Item 402(x)

Except for disclosed above, no stock option grants were made to any of our named executive officers during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC. We believe that our Insider Trading Policy is reasonably designed to promote compliance with insider trading laws, rules and regulations, and NASDAQ listing standards.

Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date
Sireesh Appajosyula	11/03/2025	20,000	3.075	$46,500	24.6%
Nancy Davis	11/03/2025	5,000	3.075	$11,625	24.6%
Clay Kahler	11/03/2025	17,500	3.075	$40,688	24.6%
James Liddy	11/03/2025	5,000	3.075	$11,625	24.6%
Vincent LoPriore	11/03/2025	90,000	3.075	$209,252	24.6%
Sanam Parikh	11/03/2025	5,000	3.075	$11,625	24.6%
Gary Stetz	11/03/2025	32,500	3.075	$75,563	24.6%

Sireesh Appajosyula [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Sireesh Appajosyula
Number of Securities Underlying the Award | shares		20,000
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 46,500
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6
Nancy Davis [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Nancy Davis
Number of Securities Underlying the Award | shares		5,000
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 11,625
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6
Clay Kahler [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Clay Kahler
Number of Securities Underlying the Award | shares		17,500
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 40,688
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6
James Liddy [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		James Liddy
Number of Securities Underlying the Award | shares		5,000
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 11,625
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6
Vincent LoPriore [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Vincent LoPriore
Number of Securities Underlying the Award | shares		90,000
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 209,252
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6
Sanam Parikh [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Sanam Parikh
Number of Securities Underlying the Award | shares		5,000
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 11,625
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6
Gary Stetz [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Gary Stetz
Number of Securities Underlying the Award | shares		32,500
Exercise Price of the Award | $ / shares		$ 3.075
Grant date Fair value of the award | $		$ 75,563
Percentage Change in Market Price of Underlying Securities Between Grant Date and Filing Date		24.6